Intangible Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets (Textual)
Amortization expenses	$ 11,389	$ 12,565	$ 10,715